Fair Value Measurement - Schedule of Estimated the Fair Values of Warrant Liabilities (Details) - March 2019 B-2 Warrant [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%
Remaining contractual life	Permanent
Fair value of the underlying preferred shares/ordinary shares (in Dollars per share)	$ 4.67
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	3.92%
Expected volatility	35.55%
Remaining contractual life
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	4.12%
Expected volatility	41.61%
Remaining contractual life